Capital Structure, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 11, 2023	Jan. 10, 2023
Warrants [Abstract]
Dividend payable (in dollars per share)					$ 1
Class A Warrant [Member]
Warrants [Abstract]
Shares issued upon exercise of warrants (in shares)	0	0	779,200
Proceeds from issuance of warrants			$ 1,883
Warrants outstanding (in shares)	6,962,770		6,962,770
Shares to be issued upon exercise of remaining warrants (in shares)	6,962,770
Warrant exercise price (in dollars per share)	$ 2.25			$ 2.25